SELECTED STATEMENTS OF INCOME DATA (Schedule of Net Earnings Per Share) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Statement Related Disclosures [Abstract]
Net income from continuing operations available to ordinary shareholders	$ 123,069	$ 140,578	$ 100,150
Net income from discontinued operations available to ordinary shareholders	(6,149)	118,253	2,925
Net income to ordinary shareholders	$ 116,920	$ 258,831	$ 103,075
Denominator for basic net earnings per share - Weighted average number of shares	59,667	59,552	59,362
Effect of dilutive securities: Add - employee stock options and RSU	1,368	1,729	1,533
Denominator for diluted net earnings per share - adjusted weighted average shares	61,035	61,281	60,895